EARNINGS PER SHARES	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARES [Abstract]
EARNINGS PER SHARES

NOTE 16 - EARNINGS PER SHARES

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	December 31,
	2012	2011	2010

Net income attribute to the Company	$2,381,279	$11,547,705	$14,648,338

Weighted average ordinary shares outstanding - basic and diluted	19,942,333	20,000,000	15,150,685

Basic and diluted earnings per share	$0.12	$0.58	$0.97

For the year ended December 31, 2012, 150,000 stock option issued to CFO are excluded because such option would be of anti-dilutive.